Property and equipment (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Property and equipment
Beginning balance	$ 2,313,926
Ending balance	2,296,299	$ 2,313,926
Cost
Property and equipment
Beginning balance	2,895,842	2,620,537
Additions	247,130	938,802
Disposals	(6,213)	(635,842)
Transferred from Right-of-use assets	(153,341)	44,807
Currency translation	(9)	(72,462)
Ending balance	2,983,409	2,895,842
Accumulated depreciation
Property and equipment
Beginning balance	(581,916)	(401,555)
Depreciation	130,026	241,046
Disposals	(3,655)	(60,685)
Transferred from Right-of-use assets	(21,177)
Ending balance	(687,110)	(581,916)
Machinery and equipment
Property and equipment
Beginning balance	166,194
Ending balance	177,762	166,194
Machinery and equipment | Cost
Property and equipment
Beginning balance	395,493	333,084
Additions	29,196	62,409
Ending balance	424,689	395,493
Machinery and equipment | Accumulated depreciation
Property and equipment
Beginning balance	(229,299)	(197,804)
Depreciation	17,628	31,495
Ending balance	(246,927)	(229,299)
Rolling stock
Property and equipment
Beginning balance	15,264
Ending balance	13,600	15,264
Rolling stock | Cost
Property and equipment
Beginning balance	49,274	118,664
Additions	3,087	69,029
Disposals	(6,213)	(136,072)
Currency translation		(2,347)
Ending balance	46,148	49,274
Rolling stock | Accumulated depreciation
Property and equipment
Beginning balance	(34,010)	(29,999)
Depreciation	2,193	25,875
Disposals	(3,655)	(21,864)
Ending balance	(32,548)	(34,010)
Computer equipment
Property and equipment
Beginning balance	7,955
Ending balance	5,917	7,955
Computer equipment | Cost
Property and equipment
Beginning balance	25,243	21,032
Additions		565
Transferred from Right-of-use assets		3,646
Ending balance	25,243	25,243
Computer equipment | Accumulated depreciation
Property and equipment
Beginning balance	(17,288)	(12,803)
Depreciation	2,038	4,485
Ending balance	(19,326)	(17,288)
Moulds
Property and equipment
Beginning balance	831,701
Ending balance	812,855	831,701
Moulds | Cost
Property and equipment
Beginning balance	942,425	911,924
Additions		30,501
Ending balance	942,425	942,425
Moulds | Accumulated depreciation
Property and equipment
Beginning balance	(110,724)	(73,028)
Depreciation	18,846	37,696
Ending balance	(129,570)	(110,724)
Leasehold improvements
Property and equipment
Beginning balance	248,218
Ending balance	214,820	248,218
Leasehold improvements | Cost
Property and equipment
Beginning balance	362,055	264,356
Additions	10,000	97,699
Ending balance	372,055	362,055
Leasehold improvements | Accumulated depreciation
Property and equipment
Beginning balance	(113,837)	(44,505)
Depreciation	43,398	69,332
Ending balance	(157,235)	(113,837)
Boat rental fleet
Property and equipment
Beginning balance	1,044,594
Ending balance	1,071,345	1,044,594
Boat rental fleet | Cost
Property and equipment
Beginning balance	1,121,352	971,477
Additions	204,847	678,599
Disposals		(499,770)
Transferred from Right-of-use assets	(153,341)	41,161
Currency translation	(9)	(70,115)
Ending balance	1,172,849	1,121,352
Boat rental fleet | Accumulated depreciation
Property and equipment
Beginning balance	(76,758)	(43,416)
Depreciation	45,923	72,163
Disposals		(38,821)
Transferred from Right-of-use assets	(21,177)
Ending balance	$ (101,504)	$ (76,758)